Long-Term Debt	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2023	Current	Non-current	December 31, 2022	Current	Non-current

Nordea Bank secured term loan	$18,792	$3,739	$15,053	$20,663	$3,740	$16,923
Piraeus Bank secured term loans	63,060	8,073	54,987	67,584	9,048	58,536
Alpha Bank secured term loans	38,150	4,200	33,950	40,250	4,200	36,050
less unamortized deferred financing costs	(697)	(226)	(471)	(822)	(242)	(580)
Total debt, net of deferred financing costs	$119,305	$15,786	$103,519	$127,675	$16,746	$110,929

Secured Term Loans: The Company, through its vessel-owning subsidiaries, has entered into various long term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. All loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment, and bear variable interest at SOFR or LIBOR plus a fixed margin ranging from 2.35% to 2.85%. Their maturities fall due from July 2024 to December 2027, and at each utilization date, arrangement fees ranging from 0.50% to 1.00% were paid. As of June 30, 2023, the term loans were collateralized by the Company’s eight tanker vessels, whose aggregate net book value was $230,434.

In July 2019, the Company, through two of its vessel-owning subsidiaries, entered into a loan agreement with Nordea Bank Abp, Filial i Norge (“Nordea Bank”) for a senior secured term loan facility of up to $33,000, to partially finance the acquisition cost of the vessels “Blue Moon” and “Briolette”. In December 2019 and in March 2020, the Nordea Bank loan was twice amended and restated to increase the loan facility to up to $47,000 and $59,000, respectively, to partially support the acquisition cost of the tanker vessels “P. Fos” and “P. Kikuma”, respectively. In December 2020, the Company entered a Deed of Release with Nordea Bank, according to which the borrowers of the vessels “P. Fos” and “P. Kikuma” were released from all obligations under the agreement, in connection with the re-finance by Piraeus Bank S.A. (described below). Also in December 2020, the Company entered into a Supplemental Loan Agreement with Nordea Bank, to amend the existing repayment schedules of the “Blue Moon” and “Briolette” tranches and to amend the major shareholder’s clause included in the agreement.

In December 2020, the Company, through three of its vessel-owning subsidiaries, entered into a loan agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a senior secured term loan facility of up to $31,526, to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea Bank, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”. The three borrowers utilized in December 2020 an aggregate amount of $29,958 under the loan agreement, and no amount remained available for drawdown thereafter. The “P. Fos” trance was repaid in full and released from the loan agreement in November 2022, due to the vessels’ sale. Furthermore, the “P. Yanbu” and the “P. Kikuma” trances were also released from the specific loan agreement in July and December 2022, respectively, as part of their refinancing under the new loan agreements with Piraeus Bank signed in June and November 2022 (discussed below), and as such, the specific loan agreement was terminated.

In June 2022, the Company, through the vessel-owning subsidiaries of the vessels “P. Sophia” and “P. Yanbu”, entered into a new loan agreement with Piraeus Bank for a senior secured term loan facility of up to $31,933. The purpose of this facility was to finance the acquisition of “P. Sophia” by up to $24,600 and refinance the existing indebtedness of $7,333 of the vessel “P. Yanbu”. The Company utilized the full amount of $31,933 in July 2022. On May 29, 2023, the Company signed a Supplemental loan agreement with Piraeus Bank, the purpose of which was to replace LIBOR rate with SOFR rate, effective June 1, 2023. All other terms of the loan agreement remained unaltered. The Company accounted for the Supplemental loan agreement as a contract modification.

In November 2022, the Company, through the vessel-owning subsidiaries of the vessels “P. Monterey” and “P. Kikuma”, entered into a new loan agreement with Piraeus Bank for a senior secured term loan facility of up to $37,400. The purpose of this facility was to finance the acquisition of “P. Monterey” by up to $29,615 and refinance the existing indebtedness of $7,785 of the vessel “P. Kikuma”. The Company utilized the amount of $36,450 in November 2022, and no amount remained available for drawdown thereafter.

Also in November 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Aliki” signed a loan agreement with Alpha Bank S.A (“Alpha Bank”), to support the acquisition of the vessel by providing a secured term loan of up to $18,250. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in November 2022.

Finally, in December 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Long Beach” signed a loan agreement with Alpha Bank S.A, to support the acquisition of the vessel by providing a secured term loan of up to $22,000. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in December 2022.

All loans are guaranteed by Performance Shipping Inc. and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of certain length of time, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements also require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. As at June 30, 2023 and December 31, 2022, the maximum compensating cash balance required under the Company’s loan agreements amounted to $10,500 and $10,500, respectively, and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. Also, as at June 30, 2023 and December 31, 2022, the restricted cash, being pledged deposits, required under the Company’s loan agreements amounted to $1,000 and $1,000, respectively, and is included in Restricted cash, non-current in the accompanying consolidated balance sheets.  As at June 30, 2023 and December 31, 2022, the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s bank loans for the six months ended June 30, 2023 and 2022, was 7.35% and 3.25%, respectively.

For the six months ended June 30, 2023 and 2022, interest expense on long-term bank debt amounted to $4,427 and $789, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statement of operations. Accrued interest on bank debt as of June 30, 2023 and December 31, 2022, amounted to $396 and $390, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets. Capitalized interest amounting to $153 for the six months ended June 30, 2023, was capitalized to the vessel under construction cost, presented under Advances for vessel under construction and other vessels’ cost in the accompanying consolidated balance sheets (Note 5).

As at June 30, 2023, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment

July 1, 2023 through June 30, 2024	$16,012
July 1, 2024 through June 30, 2025	26,352
July 1, 2025 through June 30, 2026	11,298
July 1, 2026 through June 30, 2027	11,298
July 1, 2027 through December 31, 2027	55,042
Total	$120,002